Schedule of Investments (unaudited) June 30, 2019	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Value
Mutual Fund — 100.0%
Master Advantage Large Cap Value Portfolio	$635,802,203

Total Investments — 100.0% (Cost: $574,917,660)	635,802,203
Liabilities in Excess of Other Assets — 0.0%	(1,934)

Net Assets — 100.0%	$635,800,269

BlackRock Advantage Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $635,802,203 and 99.9%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2019, the Fund’s investment in the Master LLC was classified as Level 2.

1

Schedule of Investments (unaudited) June 30, 2019	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.0%

Aerospace & Defense — 1.5%
Curtiss-Wright Corp.	21,391	$2,719,438
L3Harris Technologies, Inc.	16,179	3,059,934
Lockheed Martin Corp.	8,933	3,247,503
Raytheon Co.	4,637	806,282

		9,833,157

Auto Components — 0.5%
Dana, Inc.	55,359	1,103,858
Goodyear Tire & Rubber Co.	99,982	1,529,725
Lear Corp.	1,624	226,174

		2,859,757

Automobiles — 0.1%
Thor Industries, Inc.	6,003	350,875

Banks — 9.5%
Associated Banc-Corp.	69,727	1,474,029
Bank of America Corp.	318,036	9,223,044
Citigroup, Inc.	7,197	504,006
Citizens Financial Group, Inc.	223,071	7,887,791
Cullen/Frost Bankers, Inc.	5,236	490,404
East West Bancorp, Inc.	49,233	2,302,627
First Republic Bank	36,042	3,519,501
JPMorgan Chase & Co.	207,030	23,145,954
PNC Financial Services Group, Inc.	3,606	495,032
Regions Financial Corp.	22,879	341,812
SunTrust Banks, Inc.	5,742	360,885
Wells Fargo & Co.	144,466	6,836,131
Western Alliance Bancorp(a)	63,568	2,842,761
Zions Bancorp NA	18,894	868,746

		60,292,723

Beverages — 0.3%
Molson Coors Brewing Co., Class B	8,224	460,544
Monster Beverage Corp.(a)	16,867	1,076,621
PepsiCo, Inc.	3,140	411,748

		1,948,913

Biotechnology — 2.4%
AbbVie, Inc.	20,828	1,514,612
Amgen, Inc.	31,937	5,885,350
Gilead Sciences, Inc.	109,898	7,424,709
Regeneron Pharmaceuticals, Inc.(a)	1,543	482,959
United Therapeutics Corp.(a)	1,209	94,375

		15,402,005

Building Products — 1.0%
Allegion PLC	50,368	5,568,182
AO Smith Corp.	20,589	970,977

		6,539,159

Capital Markets — 2.9%
Charles Schwab Corp.	174,140	6,998,687
Evercore, Inc., Class A	2,409	213,365
Franklin Resources, Inc.	41,211	1,434,143
Morgan Stanley	181,728	7,961,504
State Street Corp.	8,680	486,601
TD Ameritrade Holding Corp.	23,646	1,180,408

		18,274,708

Chemicals — 2.7%
Air Products & Chemicals, Inc.	26,583	6,017,594
Dow, Inc.	82,980	4,091,744
DuPont de Nemours, Inc.	25,644	1,925,095
Ecolab, Inc.	11,251	2,221,397
LyondellBasell Industries NV, Class A	35,814	3,084,660

		17,340,490

Commercial Services & Supplies — 0.3%
ADT, Inc.(b)	117,934	721,756
Waste Connections, Inc.	1,481	141,554

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management, Inc.	8,758	$1,010,410

		1,873,720

Communications Equipment — 0.4%
Ciena Corp.(a)	10,069	414,138
Cisco Systems, Inc.	37,172	2,034,424

		2,448,562

Consumer Finance — 2.1%
American Express Co.	29,732	3,670,118
Capital One Financial Corp.	42,425	3,849,645
Discover Financial Services	58,396	4,530,946
OneMain Holdings, Inc.	8,907	301,146
Synchrony Financial	28,891	1,001,651

		13,353,506

Containers & Packaging — 1.1%
Westrock Co.	184,562	6,730,976

Diversified Consumer Services — 0.1%
frontdoor, Inc.(a)	4,950	215,573
H&R Block, Inc.	7,363	215,736

		431,309

Diversified Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B(a)	84,059	17,918,857

Diversified Telecommunication Services — 3.5%
AT&T Inc.	163,028	5,463,068
Verizon Communications, Inc.	293,196	16,750,287

		22,213,355

Electric Utilities — 3.3%
Alliant Energy Corp.	108,859	5,342,800
Evergy, Inc.	60,449	3,636,007
IDACORP, Inc.	21,763	2,185,658
Pinnacle West Capital Corp.	41,953	3,947,358
Xcel Energy, Inc.	101,453	6,035,439

		21,147,262

Electrical Equipment — 1.0%
AMETEK, Inc.	2,618	237,819
Generac Holdings, Inc.(a)	7,982	554,031
Hubbell, Inc.	16,552	2,158,381
Rockwell Automation, Inc.	21,643	3,545,773

		6,496,004

Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	3,848	427,128
National Instruments Corp.	94,444	3,965,704

		4,392,832

Energy Equipment & Services — 1.0%
Baker Hughes a GE Co.	4,618	113,741
Halliburton Co.	97,324	2,213,148
Helmerich & Payne, Inc.	5,223	264,388
Nabors Industries Ltd.	147,803	428,629
National Oilwell Varco, Inc.	47,294	1,051,346
Schlumberger Ltd.	41,231	1,638,520
Transocean Ltd.(a)	71,790	460,174

		6,169,946

Entertainment — 1.2%
Viacom, Inc., Class A	15,519	529,198
Viacom, Inc., Class B	64,677	1,931,902
Walt Disney Co.	32,316	4,512,606
Zynga, Inc., Class A(a)	104,180	638,623

		7,612,329

Equity Real Estate Investment Trusts (REITs) — 4.8%
Apartment Investment & Management Co., Class A	2	100
Equity LifeStyle Properties, Inc.	22,681	2,752,113

1

Schedule of Investments (unaudited) (continued) June 30, 2019	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Outfront Media, Inc.	90,995	$2,346,761
Park Hotels & Resorts, Inc.	177,530	4,892,727
Prologis, Inc.	115,802	9,275,740
RLJ Lodging Trust	173,099	3,070,776
Ryman Hospitality Properties, Inc.	14,992	1,215,701
Simon Property Group, Inc.	44,005	7,030,239

		30,584,157

Food & Staples Retailing — 1.0%
Performance Food Group Co.(a)	36,616	1,465,738
Walmart, Inc.	44,332	4,898,243

		6,363,981

Food Products — 3.1%
Archer-Daniels-Midland Co.	129,674	5,290,699
General Mills, Inc.	121,470	6,379,604
Hershey Co.	38,250	5,126,648
JM Smucker Co.	17,891	2,060,864
McCormick & Co., Inc., Non-Voting Shares	5,676	879,837

		19,737,652

Gas Utilities — 0.4%
Southwest Gas Holdings, Inc.	29,021	2,600,862

Health Care Equipment & Supplies — 2.7%
Danaher Corp.	22,683	3,241,854
Hill-Rom Holdings, Inc.	4,995	522,577
Medtronic PLC	133,765	13,027,373
Stryker Corp.	2,554	525,051

		17,316,855

Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	10,042	856,181
Anthem, Inc.	16,768	4,732,097
Cigna Corp.	12,506	1,970,320
CVS Health Corp.	70,398	3,835,987
McKesson Corp.	16,258	2,184,913

		13,579,498

Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(a)	9,196	1,490,764

Hotels, Restaurants & Leisure — 3.4%
Darden Restaurants, Inc.	60,683	7,386,942
Domino’s Pizza, Inc.	952	264,923
Extended Stay America, Inc.	258,961	4,373,851
International Game Technology PLC	45,780	593,767
Las Vegas Sands Corp.	37,022	2,187,630
McDonald’s Corp.	11,648	2,418,824
Norwegian Cruise Line Holdings Ltd.(a)	10,678	572,661
Royal Caribbean Cruises Ltd.	22,079	2,676,196
Yum! Brands, Inc.	7,898	874,072

		21,348,866

Household Products — 1.8%
Church & Dwight Co., Inc.	60,367	4,410,413
Colgate-Palmolive Co.	17,699	1,268,487
Procter & Gamble Co.	55,274	6,060,794

		11,739,694

Industrial Conglomerates — 0.6%
Honeywell International, Inc.	15,984	2,790,647
Roper Technologies, Inc.	2,308	845,328

		3,635,975

Insurance — 6.6%
Allstate Corp.	56,105	5,705,317
American Financial Group, Inc.	19,532	2,001,444

Security	Shares	Value

Insurance (continued)
Arthur J. Gallagher & Co.	34,026	$2,980,337
Cincinnati Financial Corp.	21,073	2,184,638
First American Financial Corp.	71,954	3,863,930
Lincoln National Corp.	48,125	3,101,656
Loews Corp.	74,284	4,061,106
MetLife, Inc.	53,439	2,654,315
Prudential Financial, Inc.	89,500	9,039,500
Travelers Cos., Inc.	27,048	4,044,217
Unum Group	66,680	2,237,114

		41,873,574

Interactive Media & Services — 0.1%
Facebook, Inc., Class A(a)	1,140	220,020
Pinterest, Inc., Class A(a)(b)	13,764	374,656

		594,676

IT Services — 2.0%
Amdocs Ltd.	25,497	1,583,109
Automatic Data Processing, Inc.	3,793	627,097
Booz Allen Hamilton Holding Corp.	90	5,959
Fidelity National Information Services, Inc.	51,981	6,377,029
GoDaddy, Inc., Class A(a)	26,183	1,836,737
International Business Machines Corp.	5,817	802,164
Paychex, Inc.	20,166	1,659,460
Visa, Inc., Class A	422	73,238

		12,964,793

Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc.	1,018	298,966

Machinery — 4.3%
Crane Co.	85,082	7,099,242
Cummins, Inc.	21,838	3,741,723
IDEX Corp.	6,095	1,049,193
Oshkosh Corp.	31,731	2,649,221
PACCAR, Inc.	117,928	8,450,720
Snap-on, Inc.	26,133	4,328,670

		27,318,769

Media — 3.0%
AMC Networks, Inc., Class A(a)	3	163
Comcast Corp., Class A	243,864	10,310,570
Interpublic Group of Cos., Inc.	303,086	6,846,713
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	27,875	1,053,954
Sinclair Broadcast Group, Inc., Class A	9,526	510,879
Tribune Media Co., Class A	4,122	190,519

		18,912,798

Metals & Mining — 0.2%
Newmont Mining Corp.	34,250	1,317,597

Multiline Retail — 0.6%
Target Corp.	42,224	3,657,021

Multi-Utilities — 2.3%
Avista Corp.	19,803	883,214
Black Hills Corp.	22,797	1,782,041
Consolidated Edison, Inc.	84,303	7,391,687
DTE Energy Co.	37,078	4,741,535

		14,798,477

Oil, Gas & Consumable Fuels — 7.2%
Anadarko Petroleum Corp.	13,490	951,854
Antero Midstream Corp.	43,012	492,918
Cabot Oil & Gas Corp.	56,981	1,308,284
Chevron Corp.	99,578	12,391,486
ConocoPhillips	162,888	9,936,168

2

Schedule of Investments (unaudited) (continued) June 30, 2019	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	33,290	$3,101,296
Exxon Mobil Corp.	120,093	9,202,727
Kinder Morgan, Inc.	69,628	1,453,833
Marathon Oil Corp.	25,084	356,444
Phillips 66	23,086	2,159,464
Suncor Energy, Inc.	12,104	377,161
Valero Energy Corp.	20,427	1,748,755
Williams Cos., Inc.	82,697	2,318,824

		45,799,214

Personal Products — 0.4%
Herbalife Nutrition Ltd.(a)	43,262	1,849,883
Nu Skin Enterprises, Inc., Class A	11,723	578,178

		2,428,061

Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	86,543	3,924,725
Catalent, Inc.(a)	2	108
Jazz Pharmaceuticals PLC(a)(b)	5,194	740,457
Johnson & Johnson	153,579	21,390,483
Merck & Co., Inc.	88,400	7,412,340
Pfizer, Inc.	111,999	4,851,797

		38,319,910

Professional Services — 0.9%
CoStar Group, Inc.(a)	896	496,438
Insperity, Inc.	37,505	4,580,861
TriNet Group, Inc.(a)	12,103	820,583

		5,897,882

Road & Rail — 0.3%
Landstar System, Inc.	3,981	429,908
Lyft, Inc., Class A(a)(b)	1,520	99,879
Ryder System, Inc.	21,463	1,251,293

		1,781,080

Semiconductors & Semiconductor Equipment — 2.1%
Broadcom, Inc.	4,701	1,353,230
Cirrus Logic, Inc.(a)	18,964	828,727
Intel Corp.	164,531	7,876,099
NXP Semiconductors NV	9,355	913,142
QUALCOMM, Inc.	18,116	1,378,084
Skyworks Solutions, Inc.	3,064	236,755
Xilinx, Inc.	6,054	713,888

		13,299,925

Software — 1.1%
Intuit, Inc.	5,969	1,559,879

Security	Shares	Value

Software (continued)
salesforce.com, Inc.(a)	28,624	$4,343,120
ServiceNow, Inc.(a)	5,044	1,384,931

		7,287,930

Specialty Retail — 0.2%
Advance Auto Parts, Inc.(b)	6,337	976,785

Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies, Inc., Class C(a)	28,660	1,455,928
HP, Inc.	93,740	1,948,855

		3,404,783

Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.(a)	6,688	1,205,244

Tobacco — 1.0%
Philip Morris International, Inc.	77,160	6,059,375

Trading Companies & Distributors — 0.1%
GATX Corp.	2,752	218,206
W.W. Grainger, Inc.	1,278	342,798

		561,004

Water Utilities — 1.3%
American Water Works Co., Inc.	70,180	8,140,880

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	7,871	239,278
United States Cellular Corp.(a)	11,777	526,079

		765,357

Total Long-Term Investments — 99.0% (Cost: $572,839,109)		629,692,850

Short-Term Securities — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(c)(e)	5,420,634	5,420,634

SL Liquidity Series, LLC, Money Market Series, 2.55%(c)(d)(e)	1,440,316	1,440,748

Total Short-Term Investments — 1.1% (Cost: $6,861,284)		6,861,382

Total Investments — 100.1% (Cost: $579,700,393)		636,554,232

Liabilities in Excess of Other Assets — (0.1)%		(696,009)

Net Assets — 100.0%		$635,858,223

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,059,315	(1,638,681)	5,420,634	$5,420,634	$102,602		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,297,148	143,168	1,440,316	1,440,748	11,743	(b)	500	138

				$6,861,382	$114,345		$500	$138

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3

Schedule of Investments (unaudited) (continued) June 30, 2019	Master Advantage Large Cap Value Portfolio

Portfolio Abbreviation

S&P Standard & Poor’s

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	51	09/20/19	$7,508	$84,874

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$629,692,850	$—	$—	$629,692,850
Short-Term Securities	5,420,634	—	—	5,420,634

Subtotal	$635,113,484	$—	$—	$635,113,484

Investments Valued at Net Asset Value (“NAV”)(b)				1,440,748

Total Investments				$636,554,232

Derivative Financial Instruments(c)
Assets:
Equity contracts	$84,874	$—	$—	$84,874

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

4